Income Taxes (Tables)	12 Months Ended
Dec. 29, 2012
Components of (Loss) Income before Income Taxes and Provision for Income Taxes

The U.S. and foreign components of (loss) income before income taxes and the provision for income taxes for the Company consist of:

In thousands	2012	2011	2010
Domestic	$(62,201)	$(22,134)	$90,259
Foreign	9,424	9,875	6,576

(Loss) income before income taxes	$(52,777)	$(12,259)	$96,835

Federal	$9,146	$(76)	$31,220
State	4,297	2,128	7,852
Foreign	3,099	1,748	1,874

Total current income taxes	16,542	3,800	40,946
Deferred	(10,719)	(1,175)	(278)

Provision for income taxes	$5,823	$2,625	$40,668

Reconciliation Between Provision for Income Taxes Computed at U.S. Federal Statutory Rate and Income Taxes

A reconciliation between the provision for income taxes computed at the U.S. federal statutory rate and income taxes for financial reporting purposes is as follows:

In thousands	2012		2011		2010
Federal tax at statutory rate	$(18,472)	35.0%	$(4,291)	35.0%	$33,892	35.0%
State tax, net of federal tax benefit	77	(0.1%)	260	(2.1%)	5,631	5.8%
State deferred tax rate change, net of federal effect	425	(0.8%)	(1,323)	10.8%	(567)	(0.6%)
Foreign tax credits generated, net of expirations	11,202	(21.2%)	—	—	296	0.3%
Foreign earnings repatriation, net	1,963	(3.7%)	1,534	(12.5%)	2,108	2.2%
Goodwill and intangible impairment charges	21,889	(41.5%)	8,216	(67.0%)	—	—
Decrease in deferred tax valuation allowance	(10,882)	20.6%	—	—	(296)	(0.3%)
Foreign tax rate differences	(435)	0.8%	(522)	4.2%	(12)	0.0%
Other differences, net	56	(0.1%)	(1,249)	10.2%	(384)	(0.4%)

Provision for income taxes	$5,823	(11.0%)	$2,625	(21.4%)	$40,668	42.0%

Tax Effect of Temporary Differences which Give Rise to Deferred Tax Assets and Liabilities

The tax effect of temporary differences which give rise to deferred tax assets and liabilities is:

In thousands	2012	2011
Basis difference on property, plant and equipment	$(35,025)	$(39,951)
Capitalized software development costs	(9,690)	(5,999)
Basis difference on financing arrangements	(14,928)	(18,353)
Basis difference on intangible assets	(144,711)	(161,685)
Other	(3,169)	(3,221)

Deferred tax liabilities	(207,523)	(229,209)

Reserves for accounts receivable and salespersons overdrafts	8,069	9,842
Reserves for employee benefits	21,131	18,665
Other reserves not recognized for tax purposes	6,926	5,968
Foreign tax credit carryforwards	2,853	14,055
Net operating loss and state tax credit carryforwards	13,184	23,030
Basis difference on pension liabilities	37,953	25,969
Other	13,533	12,100

Deferred tax assets	103,649	109,629
Valuation allowance	(3,173)	(14,055)

Deferred tax assets, net	100,476	95,574

Net deferred tax liability	$(107,047)	$(133,635)

Reconciliation of Total Gross Amount Recorded for Unrecognized Tax Benefits

The reconciliation of the total gross amount recorded for unrecognized tax benefits for the Company is as follows:

In thousands	2012	2011	2010
Balance at beginning of period	$16,141	$17,104	$17,645
Gross increases—tax positions in prior periods	104	—	445
Gross decreases—tax positions in prior periods	(7,606)	(1,286)	(370)
Gross increases—current period tax positions	—	674	368
Settlements—(payments) refunds	(233)	3	(242)
Lapse of statute of limitations	—	(354)	(742)

Balance at end of period	$8,406	$16,141	$17,104